Investment Risks - RS Shares Prospectus	Jan. 26, 2026
GuideMark(R) Large Cap Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.
GuideMark(R) Large Cap Core Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
GuideMark(R) Large Cap Core Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
GuideMark(R) Large Cap Core Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
GuideMark(R) Large Cap Core Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.
GuideMark(R) Large Cap Core Fund | Quantitative Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Techniques Risk: Quantitative models may contain design flaws. In addition, quantitative investment techniques may rely on inaccurate assumptions or data inputs, and the Fund may be adversely affected by errors or limitations in the construction and implementation of these techniques.
GuideMark(R) Large Cap Core Fund | Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The information technology (IT) sector has historically been relatively volatile due to the rapid pace of product development within the sector. Products and services of IT companies may not achieve commercial success or may become obsolete quickly. Stock prices of companies operating within this sector may be subject to abrupt or erratic movements. Additionally, these companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. The activities of these companies may also be adversely affected by changes in government regulations.
GuideMark(R) Large Cap Core Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
GuideMark(R) Large Cap Core Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
GuideMark(R) Large Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
GuideMark(R) Emerging Markets Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.
GuideMark(R) Emerging Markets Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
GuideMark(R) Emerging Markets Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
GuideMark(R) Emerging Markets Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
GuideMark(R) Emerging Markets Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.
GuideMark(R) Emerging Markets Fund | Quantitative Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Techniques Risk: Quantitative models may contain design flaws. In addition, quantitative investment techniques may rely on inaccurate assumptions or data inputs, and the Fund may be adversely affected by errors or limitations in the construction and implementation of these techniques.
GuideMark(R) Emerging Markets Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.
GuideMark(R) Emerging Markets Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
GuideMark(R) Emerging Markets Fund | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues. Additionally, trading in the currencies of emerging market countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions.
GuideMark(R) Emerging Markets Fund | Regional Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regional Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will have increased exposure to the risks affecting that specific geographic region. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. In addition, adverse economic events in a certain region can impact securities of issuers in other countries whose economies appear to be unrelated. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. Investments in Chinese companies may be made through a special structure known as a variable interest entity (“VIE”). VIEs are common and are well known to Chinese officials and regulators, but historically the VIE structure has not been formally recognized under Chinese law. There is uncertainty as to whether Chinese courts or arbitration bodies would enforce the contractual rights of foreign investors in a VIE structure and whether Chinese officials and regulators will reverse their acceptance of the VIE structure generally, or with respect to certain industries.

GuideMark(R) Emerging Markets Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in foreign securities, ADRs and GDRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
GuideMark(R) Emerging Markets Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.
GuideMark(R) Emerging Markets Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
GuideMark(R) Emerging Markets Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
GuideMark(R) Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
GuideMark(R) Small/Mid Cap Core Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.
GuideMark(R) Small/Mid Cap Core Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
GuideMark(R) Small/Mid Cap Core Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
GuideMark(R) Small/Mid Cap Core Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
GuideMark(R) Small/Mid Cap Core Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.
GuideMark(R) Small/Mid Cap Core Fund | Quantitative Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Techniques Risk: Quantitative models may contain design flaws. In addition, quantitative investment techniques may rely on inaccurate assumptions or data inputs, and the Fund may be adversely affected by errors or limitations in the construction and implementation of these techniques.
GuideMark(R) Small/Mid Cap Core Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
GuideMark(R) Small/Mid Cap Core Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
GuideMark(R) Small/Mid Cap Core Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
GuideMark(R) Small/Mid Cap Core Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
GuideMark(R) Small/Mid Cap Core Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
GuideMark(R) World ex-US Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.
GuideMark(R) World ex-US Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.
GuideMark(R) World ex-US Fund | Growth Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Investment Risk: The Fund’s investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer’s current or expected earnings than other equity securities.
GuideMark(R) World ex-US Fund | Equity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
GuideMark(R) World ex-US Fund | Value Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investment Risk: The Fund’s investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund’s investments in value-oriented securities may not reach what the Fund’s sub-advisor believes are their full value.
GuideMark(R) World ex-US Fund | Quantitative Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Quantitative Investment Techniques Risk: Quantitative models may contain design flaws. In addition, quantitative investment techniques may rely on inaccurate assumptions or data inputs, and the Fund may be adversely affected by errors or limitations in the construction and implementation of these techniques.
GuideMark(R) World ex-US Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated or bank assets. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue. For example, with currency derivatives, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies underlying the currency derivatives entered into by the Fund.
GuideMark(R) World ex-US Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
GuideMark(R) World ex-US Fund | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk: The risks of investing in ADRs, GDRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. The risks of foreign investments may be greater in developing or emerging market countries.
GuideMark(R) World ex-US Fund | Small And Medium Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund’s assets.
GuideMark(R) World ex-US Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
GuideMark(R) World ex-US Fund | Exchange-Traded Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Funds Risk: An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective. The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile. In addition, ETF shares may trade at a premium or discount relative to their net asset value. ETFs have management fees and other expenses which the Fund will indirectly bear.
GuideMark(R) World ex-US Fund | Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk: Companies in the financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt default, price competition, and the availability and cost of capital, among other factors. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.
GuideMark(R) World ex-US Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
GuideMark(R) Core Fixed Income Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.
GuideMark(R) Core Fixed Income Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies or issuers in which the Fund invests.
GuideMark(R) Core Fixed Income Fund | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, and difficult to value. The Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The use of derivatives could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. The investment results achieved by the use of derivatives by the Fund may not match or fully offset changes in the value of the underlying currency, security, index or other reference asset that it was attempting to hedge or the investment opportunity the Fund was attempting to pursue.
GuideMark(R) Core Fixed Income Fund | Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk: When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.
GuideMark(R) Core Fixed Income Fund | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.
GuideMark(R) Core Fixed Income Fund | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund’s investments decreases, investors in the Fund may lose money. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, including interest rate changes by the Federal Reserve.
GuideMark(R) Core Fixed Income Fund | Mortgage And Asset Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security.
GuideMark(R) Core Fixed Income Fund | Debt/Fixed Income Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Debt/Fixed Income Securities Risk: An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. Conversely, very low or negative interest rates may heighten the Fund's susceptibility to interest rate risk and diminish yield and performance. The value of your investment in the Fund may change in response to changes in the credit ratings of the debt securities in the Fund's portfolio. Moreover, rising interest rates or lack of market participants may lead to decreased liquidity in the bond and loan markets, making it more difficult for the Fund to sell its holdings at a time when the Fund's manager might wish to sell. Lower rated securities ("junk bonds") are generally subject to greater risk of loss of your money than higher rated securities. Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline. To the extent the Fund or an Underlying Fund invests in derivatives tied to fixed income markets, the Fund or Underlying Fund may be more substantially exposed to these risks than a fund that does not invest in derivatives.
GuideMark(R) Core Fixed Income Fund | Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.
GuideMark(R) Core Fixed Income Fund | Tax Risk Inflation-Indexed Securities Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk Inflation-Indexed Securities: Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in the Fund’s gross income, even though no cash attributable to such gross income has been received by the Fund. In such event, the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the Fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by the Fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

GuideMark(R) Core Fixed Income Fund | U.S. Government Agency Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Some securities issued by agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the United States, but others are neither insured nor guaranteed by the U.S. Government. For example, Connecticut Avenue Securities issued by the Federal National Mortgage Association and Structured Agency Credit Risk debt notes issued by the Federal Home Loan Mortgage Association carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The U.S. Department of the Treasury has the authority to provide financial support to these debt obligations, but no assurance can be given that the U.S. Government will do so.
GuideMark(R) Core Fixed Income Fund | Inflation-Indexed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Inflation-Indexed Securities Risk: Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.
GuideMark(R) Core Fixed Income Fund | Maturity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Maturity Risk: The Fund may invest in fixed income securities with a range of maturities. Generally, the longer a security’s maturity, the greater the risk that interest rate fluctuations may adversely affect the value of the security.
GuideMark(R) Core Fixed Income Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Depending on market and other conditions, the Fund may experience a high portfolio turnover, which may result in higher brokerage costs and transaction costs (which could reduce investment returns). Distributions of net short-term capital gains are taxable as ordinary income when Fund shares are held in a taxable account. A fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
GuideMark(R) Core Fixed Income Fund | Variable Rate Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Variable Rate Securities Risk: Changes in interest rates on variable rate securities may lag behind changes in market rates, causing the value of such securities to decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, interest rates on variable rate securities generally reset downward, and their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities. Newly originated variable rate securities (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default the Fund may experience lower levels of recoveries than has historically been the norm.
GuideMark(R) Core Fixed Income Fund | Collateralized Debt Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateralized Debt Obligations Risk: Collateralized debt obligations (“CDOs”) are subject to the following risks: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) a Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the risk of disputes with the issuer, difficulty in valuing the security or unexpected investment results.
GuideMark(R) Core Fixed Income Fund | Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk: As interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.
GuideMark(R) Core Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is the risk that you could lose all or a portion of the money you have invested in the Fund.